Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party disclosures
26. Related party disclosures
Note 7 provides information about the Group’s structure, including details of the subsidiaries. The following table provides the total amount of transactions that are entered into with related parties for the relevant financial years.

		Interest income on net investments in subleases	Revenue from a related party	Acquisition of a subsidiary	Copyright expenses
		RMB’000	RMB’000	RMB’000	RMB’000
Shareholder of the Company	2021	—	—	—	—
	2020	—	—	174,944	—
	2019	—	—	—	—
BMF Culture*	2021	—	—	—	—
	2020	23	—	—	—
	2019	85	349	—	—
Naxos ^	2021	—	—	—	7,743
	2020	—	—	—	—
	2019	—	—	—	—

*
A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to the consolidated financial statements.

^	Naxos refers to Naxos Global Distribution Limited, Naxos Rights International Limited and their affiliates and subsidiaries, of which a director of the Company is the controlling shareholder.
Outstanding balances at December 31, 2021 and 2020 are unsecured and interest-free
and repayable on demand. There have been no guarantees provided or received for any related party receivables or payables
.

		Net investments in subleases	Due from related parties /shareholders	Due to a related party/ a shareholder
		RMB’000	RMB’000	RMB’000

Shigoo Limited #	2021	—	306	—
	2020	—	663	7,177
Shanghai Xuanshi Culture Communication Co., Ltd. ^	2021	—	—	—
	2020	—	1,100	—
Shareholders of the Company	2021	—	100	325
	2020	—	100	325

#
A director of the Company is the controlling shareholder of Shigoo Limited. The amount due from Shigoo Limited was unsecured, interest-free and repayable on demand, while the amount due to Shigoo Limited was unsecured, interest-free and repayable within one year.

^
A joint venture of the Group. The amount due from the joint venture was unsecured, interest-free and repayable within one year. The carrying amount of RMB2,000,000 was fully impaired during the year ended December 31, 2021.

The following table provides compensation of key management personnel of the Group:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Short term employee benefits	7,833	7,875	1,241
Equity-settled share-based payment expenses	30,650	14,269	—
Post employment benefits	518	356	369

Total compensation paid to key management personnel	39,001	22,500	1,610

The amounts disclosed in the table are the amounts recognised as an expense during the reporting periods related to key management personnel.